Schedule of employee benefits expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits Expense
Salaries, wages and bonuses	$ 524,521	$ 472,611	$ 2,258,195	$ 1,571,124
Directors’ remuneration	373,093	110,651	272,659	211,853
Directors’ fees	64,002		52,252
Employer’s contribution to defined contribution plans including Central Provident Fund	60,679	53,577	142,749	107,263
Other short term benefit	27,602	2,221	26,943	54,077
Employee benefits expense, gross			2,752,798	1,944,317
Less: Amount capitalized as internal development of intangible assets			(1,388,584)	(1,011,193)
Employee benefits expense	$ 1,049,897	$ 639,060	$ 1,364,214	$ 933,124